GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 4,903	$ 4,425
Concessions, patents and licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	208	195
Customer relationships and trade marks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	133	80
Emission rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	748	167
Emission rights | Emission rights forward purchase contract
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	671
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	47	52
Goodwill on acquisitions
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 3,767	$ 3,931	$ 3,992